ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 132,807,294	¥ 860,299,088	¥ 726,196,922	¥ 189,491,964
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries	$ (2,110,147)	¥ (13,669,112)	(9,549,289)	¥ 25,614,963
Convertible senior notes issuance cost			26,052,881
Exchange (gain)/loss	$ 18,174,647	¥ 117,731,731	147,057,916	¥ 38,468,031
Changes in operating assets and liabilities:
Decrease/(increase) in other current assets	(8,171,471)	(52,933,157)	(309,737,240)	(168,266,310)
Net cash provided by operating activities	206,713,627	1,339,049,528	187,067,558	625,089,069
Cash flows from investing activities:
Net cash used in investing activities	$ (511,691,892)	¥ (3,314,637,733)	(4,158,754,486)	(1,286,122,774)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			770,201,158	413,004,026
Proceeds from exercise of share options	$ 1,175,394	¥ 7,613,965	14,528,109	¥ 17,551,472
Proceeds from issuance of convertible senior notes			914,850,000
Repurchase of convertible senior notes	$ (17,448,132)	¥ (113,025,510)
Issuance cost paid for issuance of convertible senior notes			(26,052,881)
Net cash provided by/(used in) financing activities	$ 594,435,221	¥ 3,850,632,466	5,303,692,922	¥ 841,080,278
Effect of foreign exchange rate changes on cash and cash equivalents	4,878,068	31,599,153	(11,061,518)	(3,100,397)
Net increase in cash and cash equivalents	294,335,024	1,906,643,414	1,320,944,476	176,946,176
Cash and cash equivalents, beginning of year	274,324,719	1,777,020,667	456,076,191	279,130,015
Cash and cash equivalents, end of year	568,659,743	3,683,664,081	1,777,020,667	456,076,191
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	$ 1,576,153	¥ 10,210,003	226,952	1,266,499
Payment of issuance cost for follow-on offering in subsequent period			2,328,174	1,273,309
Parent Company [Member]
Cash flows from operating activities:
Net income	$ 105,553,048	¥ 683,751,534	673,025,055	188,011,825
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of income from subsidiaries	$ (106,844,495)	¥ (692,117,271)	(610,091,593)	¥ (437,886,531)
Convertible senior notes issuance cost			26,052,881
Exchange (gain)/loss	$ 1,271,386	¥ 8,235,787	(10,046,144)	¥ 2,155,196
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	16,061,547	104,043,486	(572,172,865)	(313,277,487)
Decrease/(increase) in other current assets	(166,802)	(1,080,514)	299,752	(105,504)
Increase/(Decrease) in due to a subsidiary	3,353,230	21,721,556	26,234,900	(46,520,981)
(Decrease)/increase in other current liabilities	48,845	316,410	16,276,144	(1,783,456)
Net cash provided by operating activities	21,526,164	139,442,188	(514,523,514)	(396,500,365)
Cash flows from investing activities:
Investments in subsidiaries	(867,609)	(5,620,197)	(1,141,190,434)	(28,834,009)
Net cash used in investing activities	$ (867,609)	¥ (5,620,197)	(1,141,190,434)	(28,834,009)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares			770,201,158	413,004,026
Proceeds from exercise of share options	$ 1,175,394	¥ 7,613,965	14,528,109	¥ 17,551,472
Proceeds from issuance of convertible senior notes			¥ 914,850,000
Repurchase of convertible senior notes	$ (17,448,132)	¥ (113,025,510)
Issuance cost paid for issuance of convertible senior notes			¥ (26,052,881)
Net cash provided by/(used in) financing activities	$ (16,272,738)	¥ (105,411,545)	1,673,526,386	¥ 430,555,498
Effect of foreign exchange rate changes on cash and cash equivalents	343,847	2,227,375	(94,929)	(152,085)
Net increase in cash and cash equivalents	4,729,664	30,637,821	17,717,509	5,069,039
Cash and cash equivalents, beginning of year	3,866,631	25,047,261	7,329,752	2,260,713
Cash and cash equivalents, end of year	8,596,295	55,685,082	25,047,261	7,329,752
Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	$ 1,576,153	¥ 10,210,003	226,952	1,266,499
Payment of issuance cost for follow-on offering in subsequent period			2,328,174	1,273,309
Parent Company [Member] | 2016 Notes [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value	$ 1,296,878	¥ 8,400,918	(150,790,707)	305,202,478
Parent Company [Member] | Capped Call Options [Member]
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Change in fair value	$ 952,527	¥ 6,170,282	¥ 86,689,063	¥ (92,295,905)